Shareholder Report, Holdings (Details) - NORTHQUEST CAPITAL FUND INC	Jun. 30, 2026
Holdings [Line Items]
Percent of Net Asset Value	69.24%
Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.66%
Monolithic Power Systems [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.19%
Vertiv Holdings Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fortinet Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
Arista Networks Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.32%
Caterpillar Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.31%
Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.87%
Ge Aerospace [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.06%
Parker Hannifin Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.96%
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.57%
Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.49%
Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.42%
Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	2.98%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	12.64%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.66%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.11%
Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	53.70%